SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
SHARE CAPITAL AND SHAREBASED PAYMENTS (Details)
Number of Warrants, Begining balance		3,484,500
Number of Warrants, Exercised		(3,469,500)
Number of Warrants, Expired		(15,000)
Number of Warrants, Ending balance
Weighted Average Exercise Price, Begining balance		$ 0.15
Weighted Average Exercise Price, Exercised		0.15
Weighted Average Exercise Price, Expired		0.15
Weighted Average Exercise Price, Ending balance